Property, plant and equipment - Items pledged as collateral (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Property, Plant and Equipment Pledged as Collateral [Table]

	Type of collateral	3/31/2025	12/31/2024
Land	Financial/Legal	24,427	24,427
Buildings	Financial	1,757,860	1,755,082
Machinery, equipment and facilities	Financial	20,158,141	20,442,189
Work in progress	Financial	413,767	427,998
Other	Financial	39,826	43,487
		22,394,021	22,693,183

Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	R$ 22,394,021	R$ 22,693,183
Land
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	24,427	24,427
Buildings
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	1,757,860	1,755,082
Machinery, equipment and facilities
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	20,158,141	20,442,189
Work in progress
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	413,767	427,998
Other
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	R$ 39,826	R$ 43,487